AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2014
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. The cost basis of available-for-sale securities is determined using the average cost method and they are carried at fair value. Detail on the Company's available-for-sale securities holdings is set out below:

	As at June 30, 2014	As at December 31, 2013
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$43,077	$30,583
Unrealized gains in accumulated other comprehensive income (loss)	27,786	11,530

Estimated fair value	70,863	42,113

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	1,006	39,933
Unrealized losses in accumulated other comprehensive income (loss)	(331)	(7,465)

Estimated fair value	675	32,468

Total estimated fair value of available-for-sale securities	$71,538	$74,581

  During the three months ended June 30, 2014, the Company received proceeds of $39.5 million and recognized a gain before income taxes of $5.0 million on the sale of certain available-for-sale securities. During the six months ended June 30, 2014, the Company received proceeds of $40.1 million and recognized a gain before income taxes of $5.3 million on the sale of certain available-for-sale securities. During the three and six months ended June 30, 2013, the Company did not dispose of any available-for-sale securities.

  During the three and six months ended June 30, 2014, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the three months ended June 30, 2014, the Company recorded an impairment loss of $2.4 million (three months ended June 30, 2013 — $17.3 million) on certain available-for-sale securities that were determined to be other-than-temporarily impaired. During the six months ended June 30, 2014, the Company recorded an impairment loss of $2.4 million (six months ended June 30, 2013 — $28.3 million) on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At June 30, 2014, the fair value of available-for-sale securities in an unrealized loss position was $0.7 million (December 31, 2013 — $32.5 million) with total unrealized losses in accumulated other comprehensive income (loss) of $0.3 million (December 31, 2013 — $7.5 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at June 30, 2014.